UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment           [X] Amendment Number: _1___

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 28-10212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Moszeter,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Moszeter       Alexandria, VA       May 7, 2008

Submission type 13F-HR was filed erroneously under CIK 0001173494, accession number 0001173494-08-000003, submission date May 2, 2008. This filing was submitted in error and should be disregarded.